SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized costs of oil and gas properties
Time period for capitalization of significant construction projects (more than six months)					6 months
Interest cost capitalized during period					$ 4,400,000	$ 0	$ 0
Depreciation					7,600,000	8,800,000	52,000
General terms of operating leases (three years or less)					3 years
Future minimum base rentals of Transtex Hunter's non-cancelable leases
2013					6,605,000
2014					5,232,000
Payment of deferred financing costs			701,000	18,709,000	20,313,000	11,577,000	2,866,000
Amortization of deferred financing costs	1,693,000	9,523,000	2,550,000	10,086,000	7,100,000	3,600,000	1,200,000
Trans Tex Gas Services
Future minimum base rentals of Transtex Hunter's non-cancelable leases
2013					3,900,000
2014					1,600,000
Oil and natural gas properties
Capitalized costs of oil and gas properties
Time period for capitalization of significant construction projects (more than six months)					6 months
Interest cost capitalized during period					4,400,000	0	0
Total costs					1,908,118,000	1,024,975,000
Less accumulated depreciation, depletion, and amortization					(185,615,000)	(62,010,000)
Net capitalized costs					1,722,503,000	962,965,000
Gas transportation, gathering, processing and other equipment
Capitalized costs of oil and gas properties
Estimated useful lives					15 years
Total costs					218,656,000	121,030,000
Less accumulated depreciation, depletion, and amortization					(16,746,000)	(8,861,000)
Net capitalized costs					$ 201,910,000	$ 112,169,000
Field servicing assets | Minimum
Capitalized costs of oil and gas properties
Estimated useful lives					3 years
Field servicing assets | Maximum
Capitalized costs of oil and gas properties
Estimated useful lives					10 years
Furniture, fixtures and equipment | Minimum
Capitalized costs of oil and gas properties
Estimated useful lives					5 years
Furniture, fixtures and equipment | Maximum
Capitalized costs of oil and gas properties
Estimated useful lives					15 years